REVENUE AND CUSTOMER CONCENTRATIONS - Expected Term Charter Revenue (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue from Contract with Customer [Abstract]
Expected charter term revenue	$ 3.4	$ 3.7
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of recognition	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue from Contract with Customer [Abstract]
Expected charter term revenue	$ 0.2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of recognition	1 year